Financial Liabilities - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current
Short-term borrowings		₩ 1,875,635	₩ 2,578,552
Current portion of long-term borrowings		2,934,693	2,538,917
Current portion of bonds		369,716	316,648
Derivatives	[1]	26,193	14,443
Fair value hedging derivatives	[2]	7,392	0
Lease liabilities		48,666	40,694
Current financial liabilities		5,262,295	5,489,254
Non-current
Long-term borrowings		10,230,658	8,425,195
Bonds		1,118,427	1,132,098
Derivatives	[1]	37,333	32,965
Fair value hedging derivatives	[2]	28,660	0
Lease liabilities		24,698	32,094
Non-current financial liabilities		₩ 11,439,776	₩ 9,622,352

[1]

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

[2]

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to advances received in foreign currency. The contracts are designated as hedging instruments.